Intangible Assets - Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	$ 3,333	$ 3,694
Pleasure State [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	2,002	125
Davenport and Lovable [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles	1,331	1,439
Naked [Member]
Statement Line Items [Line Items]
Impairment of indefinite-lived brand intangibles		$ 2,130